FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

12. FAIR VALUE MEASUREMENT

        The Company records certain financial assets and liabilities at fair value on a recurring basis. The Company determines fair values based on that price it would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability.

        The prescribed fair value hierarchy and related valuation methodologies are as follows:

        Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

        Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, directly or indirectly, such as a quoted price for similar assets or liabilities in active markets.

        Level 3—Inputs are unobservable and are only used to measure fair value when observable inputs are not available. The inputs reflect the entity's own assumptions and are based on the best information available. This allows for the fair value of an asset or liability to be measured when no active market for that asset or liability exists.

        The following table discloses the assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010 and the basis for that measurement:

	Fair Value Measurement at December 31, 2011
(in thousands)	Total	Level 1	Level 2	Level 3
Money market	$30,031	$30,031	$—	$—
Contingent HCL-EMS acquisition consideration	3,731	—	—	3,731

	$33,762	$30,031	$—	$3,731

	Fair Value Measurement at December 31, 2010
(in thousands)	Total	Level 1	Level 2	Level 3
Money market	$3,000	$3,000	$—	$—
Warrants for redeemable convertible preferred stock	1,345	—	1,345	—

	$4,345	$3,000	$1,345	$—

        The Company's investment in overnight money market institutional funds, which amounted to $3.0 million and $30.0 million at December 31, 2010 and 2011, respectively, is included in cash and cash equivalents on the accompanying consolidated balance sheets and is classified as a Level 1 input.

        The Company's warrants for redeemable convertible preferred stock were classified as a liability on the accompanying consolidated balance sheet and each reporting period the carrying value of the warrants was adjusted to its then current fair value, with any resulting gain or loss reflected in the statement of operations. The fair value is determined by the Black-Scholes valuation model on the balance sheet date. On August 1, 2011, as a result of the Company's initial public offering all of the Company's warrants for redeemable convertible preferred stock automatically converted into common stock warrants on a 1-for-3.522 basis, resulting in warrants exercisable for 561,203 shares of common stock.

        The acquisition of HCL-EMS includes a contingent consideration agreement that requires additional consideration to be paid by the Company following each of the first and second anniversaries of the HCL-EMS Closing Date, pursuant to an earn-out formula ranging from 7.5% to 15% of specified revenues from specified customers acquired. The fair value of the contingent consideration recognized was $3.4 million which was estimated by applying the income approach. The key assumptions include (a) a discount rate of 10.5% and (b) probability adjusted levels of revenue between approximately $12.6 million and $13.9 million. As of December 31, 2011, there were no changes in the recognized amounts except, for the accretion of interest, or potential outcome for the contingent consideration recognized as a result of the HCL-EMS acquisition.

        The carrying amounts of the Company's other non-cash financial instruments including accounts receivable and accounts payable approximate their fair values due to the relatively short-term nature of these instruments. The carrying amounts of the Company's line of credit, term loan, deferred Telwares purchase price and deferred InterNoded purchase price approximate fair value as the effective interest rates approximates market rates.